Mortgage Notes and Other Debt Payable	12 Months Ended
Dec. 31, 2011
Mortgage Notes and Other Debt Payable [Abstract]
MORTGAGE NOTES AND OTHER DEBT PAYABLE

NOTE 6—MORTGAGE NOTES AND OTHER DEBT PAYABLE

Mortgage notes payable have various maturities through 2027 and consist of the following:

				Amount payable as of
Property	Maturity Date	Fixed / Floating	Stated Rate	December 31, 2011	December 31, 2010
Marketplace at Northglenn (1)	October 17, 2011	Fixed	10.50%	$61,269	$61,984
105 Kendall Park Lane	September 1, 2012	Fixed	4.92%	12,371	12,659
4001 North Norfleet Road	March 1, 2013	Fixed	5.60%	24,230	24,230
Metropolitan Park North (2)	April 1, 2013	Fixed	5.73%	56,513	60,480
36 Research Park Drive	July 1, 2013	Fixed	5.60%	10,841	10,990
Monument IV at Worldgate	September 1, 2013	Fixed	5.29%	35,195	35,616
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	16,285	16,627
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	14,174	14,471
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	14,678	14,986
Dignity Health Office Portfolio	March 1, 2014	Fixed	5.79%	32,112	32,763
Stirling Slidell Shopping Centre	April 1, 2014	Fixed	5.15%	12,777	13,059
Cabana Beach Gainesville	December 1, 2014	Fixed	5.57%	47,843	48,493
Cabana Beach San Marcos	December 1, 2014	Fixed	5.57%	19,144	19,404
Campus Lodge Columbia	December 1, 2014	Fixed	5.57%	15,920	16,137
Campus Lodge Athens	December 1, 2014	Fixed	5.57%	13,369	13,551
The Edge at Lafayette	February 1, 2015	Fixed	5.57%	17,052	17,281
4 Research Park Drive	March 1, 2015	Fixed	6.05%	6,611	6,794
Campus Lodge Tampa	October 1, 2016	Fixed	5.95%	33,438	33,500
Station Nine Apartments	May 1, 2017	Fixed	5.50%	36,885	36,885
Canyon Plaza	June 1, 2017	Fixed	5.90%	29,453	29,883
The District at Howell Mill	June 1, 2017	Fixed	6.14%	10,000	10,000
Railway Street Corporate Centre (3)	September 1, 2017	Fixed	5.16%	29,085	29,547
The District at Howell Mill	March 1, 2027	Fixed	5.30%	35,000	35,000

TOTAL				$584,245	$594,340
Net debt discount on assumed debt				(1,750)	(1,536)

MORTGAGE NOTES AND OTHER DEBT PAYABLE, NET				$582,495	$592,804

(1)	The mortgage loan went into default status on October 5, 2011 and the maturity was accelerated on October 17, 2011. On February 10, 2012, the lender of the mortgage loan payable on Marketplace at Northglenn filed to foreclose on the property with the county of Adams, CO. We expect to relinquish our ownership of this property to the lender in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.

(2)	This property’s primary tenant will vacate approximately 50,000 square feet when its lease expires on January 31, 2012. The lease terms for the portion of the property that the tenant will continue to occupy provide for significantly reduced rents. On February 10, 2012, the Company defaulted on this mortgage loan payable obligation. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to the Company. On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender
(3)	This loan is denominated in Canadian dollars, but is reported in U.S. dollars at the exchange rate in effect on the balance sheet date.

We have recognized a premium or discount on debt we assumed with the following property acquisitions, the remaining premium or discount is as follows:

Property	Debt Premium / (Discount)	Effective Interest Rate
Dignity Health Office Portfolio	$550	5.41%
Stirling Slidell Shopping Centre	(83)	5.57%
4 Research Park Drive	(7)	6.17%
The District at Howell Mill	(2,946)	6.34%
Canyon Plaza	(140)	6.10%
Campus Lodge Tampa	876	5.95%

Net debt discount on assumed debt	$(1,750)

Aggregate principal payments of mortgage notes payable as of December 31, 2011 are as follows:

Year	Amount
2011(1)	$61,269
2012	18,920
2013(2)	174,488
2014	138,872
2015	24,468
2016	33,546
Thereafter	132,682

Total	$584,245

(1)	On October 5, 2011, Marketplace at Northglenn defaulted on its mortgage loan payable obligation. The outstanding amount of the mortgage loan is approximately $61,269, bearing interest at a fixed-rate of 5.50% and was scheduled to mature in January 2016. The loan contains an acceleration clause in which the lender declared the outstanding loan balance immediately due and payable on October 17, 2011. During the time the default exists, the lender may charge default interest at a rate of 10.50%. The loan is non-recourse to the Company. The originating lender was Morgan Stanley Mortgage Capital, Inc., and the loan is part of a pooled commercial mortgage-backed security. The loan has been transferred to special servicing. The property has suffered from tenant bankruptcies, lower occupancy and tenants renewing expiring leases at lower rents. We believe we will ultimately relinquish our ownership of this property to the lender in a deed in lieu of foreclosure transaction or other alternative including foreclosure in satisfaction of the mortgage.
(2)

On February 10, 2012, Metropolitan Park North defaulted on this mortgage loan payable obligation. The outstanding balance on the mortgage loan payable is approximately $56,513, bearing interest at a fixed rate of 5.73% and is scheduled to mature in April 2013. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to the Company. On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender Land, buildings, equipment, and acquired intangible assets related to the mortgage notes payable, with an aggregate cost of approximately $955,000 at both December 31, 2011 and 2010, have been pledged as collateral.

Covenants

At December 31, 2011, we were in compliance with all debt covenants except Marketplace at Northglenn as noted above.

Line of Credit / Term Loan

On February 19, 2010, we replaced our existing line of credit with a $17,000 term loan with a $6,000 letter of credit sub-limit provided by PNC Bank, National Association. The term loan bore interest at LIBOR plus 3.75%, with a LIBOR floor of 1.00%. The term loan required quarterly principal amortization of $2,125 and could be prepaid without penalty. We fully paid the term loan on November 19, 2010.

Our previous $50,000 line of credit agreement, which expired in February 2010, was provided by PNC Bank, National Association BMO Capital Markets Financing, Inc. and Bank of America, N.A. (“BANA”), an affiliate of the Former Manager. The line of credit carried an interest rate that approximates LIBOR plus 1.50% to 2.00% based on certain covenant provisions or a base rate which was the greater of (i) the interest rate per annum announced from time to time by the lender, as its prime rate or (ii) the Federal Funds effective rate plus 0.75%.